INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of significant components of the deferred tax assets and liabilities

December 31,
2022
US$
Deferred tax assets
Net operating loss carry forwards	90,567
Valuation allowance	160,438
Total deferred tax assets	251,005

Schedule of loss or income before income taxes from continuing operations

	For the year ended	For the year ended
	December 31, 2022	December 31, 2021
	US$	US$
Cayman Islands	(7,992,466)	(17,246,659)
US	8,776	—
Hong Kong	(1,317,169)	(202,316)
PRC	(177,053)	(1,341,425)
Singapore	—	(9,187)

Schedule of current and deferred components of the income tax expense

	For the year ended	For the year ended
	December 31, 2022	December 31, 2021
	US$	US$
Current tax benefit (expense)	(2,293)	—
Deferred tax benefit (expense)	251,004	—
Income tax benefit (expense)	248,711	—

Schedule of reconciliation of the difference between tax computed by the statutory income tax rate to income tax benefit from continuing operations

	December 31, 2022
	US$	US$	US$	US$	US$
	US	Hong Kong	PRC	Singapore	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	-	(1,485,445)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	-	(259,753)
Effect of different tax rates in different jurisdictions	451	-	-	-	451
Non-deductible expenses	-	133,398	785	-	134,183
Current losses unrecognized deferred income tax	-	-	43,478	-	43,478
Prior losses recognized deferred income tax in current period	-	(6,632)	-	-	(6,632)
Change in valuation allowance in current period	—	(133,399)	—	—	(133,399)
Change in valuation allowance in prior period	—	(27,039)	—	—	(27,039)
Income tax expenses/(benefits)	2,294	(251,005)	—	—	(248,711)